UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-22148

            PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                     Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                    Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:            800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

April 30, 2016

2016 Semi-Annual Report to Shareholders

PSR	PowerShares Active U.S. Real Estate Fund

LALT	PowerShares Multi-Strategy Alternative Portfolio

PHDG	PowerShares S&P 500® Downside Hedged Portfolio

2

PowerShares Active U.S. Real Estate Fund (PSR)

April 30, 2016

(Unaudited)

Portfolio Composition
Property Type and Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Specialized	27.9
Retail	21.8
Office	16.1
Residential	13.2
Health Care	10.0
Diversified	3.0
Hotel & Resort	5.3
Industrial	2.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—3.0%
12,127	Cousins Properties, Inc.	$125,514
18,264	Liberty Property Trust	637,414

		762,928

	Health Care—10.0%
13,674	Care Capital Properties, Inc.	364,685
23,414	HCP, Inc.	792,096
6,013	Healthcare Realty Trust, Inc.	182,074
9,303	Ventas, Inc.	577,902
9,796	Welltower, Inc.	680,038

		2,596,795

	Hotel & Resort—5.3%
11,504	DiamondRock Hospitality Co.	102,500
46,074	Host Hotels & Resorts, Inc.	728,891
4,153	Pebblebrook Hotel Trust	114,789
8,972	RLJ Lodging Trust	189,040
2,809	Ryman Hospitality Properties, Inc.	144,748
6,244	Sunstone Hotel Investors, Inc.	79,986

		1,359,954

	Industrial—2.7%
15,502	Prologis, Inc.	703,946

	Office—16.1%
4,321	Alexandria Real Estate Equities, Inc.	401,637
6,493	Boston Properties, Inc.	836,688
19,631	Brandywine Realty Trust	293,483
13,222	Columbia Property Trust, Inc.	294,850
5,594	Highwoods Properties, Inc.	261,408
4,332	Hudson Pacific Properties, Inc.	126,711
4,337	Kilroy Realty Corp.	281,081
11,766	Piedmont Office Realty Trust, Inc., Class A	234,261
5,845	SL Green Realty Corp.	614,193
8,649	Vornado Realty Trust	827,969

		4,172,281

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Residential—13.2%
11,240	American Homes 4 Rent, Class A	$177,817
6,339	AvalonBay Communities, Inc.	1,120,672
5,099	Camden Property Trust	411,642
5,009	Equity Residential	340,963
4,529	Essex Property Trust, Inc.	998,418
3,861	Mid-America Apartment Communities, Inc.	369,536

		3,419,048

	Retail—21.8%
16,933	Brixmor Property Group, Inc.	427,558
7,707	Equity One, Inc.	218,108
3,757	Federal Realty Investment Trust	571,365
25,248	General Growth Properties, Inc.	707,702
18,345	National Retail Properties, Inc.	802,777
12,496	Retail Opportunity Investments Corp.	245,796
11,002	Simon Property Group, Inc.	2,213,272
12,080	Weingarten Realty Investors	445,994

		5,632,572

	Specialized—27.9%
10,053	American Tower Corp.	1,054,359
1,812	CoreSite Realty Corp.	135,773
12,156	Crown Castle International Corp.	1,056,113
9,545	CyrusOne, Inc.	421,221
4,378	Digital Realty Trust, Inc.	385,176
4,309	EPR Properties	283,877
2,179	Equinix, Inc.	719,833
9,711	Extra Space Storage, Inc.	824,949
7,359	InfraREIT, Inc.	122,012
2,737	Public Storage	670,045
8,067	QTS Realty Trust, Inc., Class A	390,604
35,565	Weyerhaeuser Co.	1,142,348

		7,206,310

	Total Real Estate Investment Trusts (Cost $24,776,285)	25,853,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Active U.S. Real Estate Fund (PSR) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
5,958	Invesco Premier Portfolio—Institutional Class, 0.39%(b) (Cost $5,958)	$5,958

	Total Investments (Cost $24,782,243)—100.0%	25,859,792
	Other assets less liabilities—(0.0)%	(7,734)

	Net Assets—100.0%	$25,852,058

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Multi-Strategy Alternative Portfolio (LALT)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Consumer Discretionary	8.3
Information Technology	7.6
Energy	5.8
Industrials	3.8
Materials	3.5
Financials	2.9
Health Care	1.8
Consumer Staples	1.8
Telecommunication Services	1.8
Utilities	0.5
Money Market Funds Plus Other Assets Less Liabilities	62.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—37.8%
	Consumer Discretionary—8.3%
541	AutoNation, Inc.(b)	$27,402
1,005	Best Buy Co., Inc.	32,240
1,110	Discovery Communications, Inc., Class A(b)	30,314
2,506	Ford Motor Co.	33,981
1,086	Gap, Inc. (The)	25,173
1,073	General Motors Co.	34,121
1,845	Goodyear Tire & Rubber Co. (The)	53,450
2,753	Hanesbrands, Inc.	79,920
2,962	Interpublic Group of Cos., Inc. (The)	67,948
760	Macy’s, Inc.	30,088
1,332	Michael Kors Holdings Ltd.(b)	68,811
2,765	News Corp., Class A	34,341
558	PVH Corp.	53,345
342	Ralph Lauren Corp., Class A	31,878
562	Signet Jewelers Ltd.	61,011
2,906	Staples, Inc.	29,641
389	Target Corp.	30,926
1,591	TEGNA, Inc.	37,166
788	TripAdvisor, Inc., Class A(b)	50,897
3,056	Twenty-First Century Fox, Inc., Class B	92,047
325	Walt Disney Co. (The)	33,560

		938,260

	Consumer Staples—1.8%
890	Archer-Daniels-Midland Co.	35,546
3,087	ConAgra Foods, Inc.	137,557
464	Wal-Mart Stores, Inc.	31,028

		204,131

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—5.8%
2,603	Columbia Pipeline Group, Inc.	$66,689
385	Exxon Mobil Corp.	34,034
2,729	FMC Technologies, Inc.(b)	83,207
564	Helmerich & Payne, Inc.	37,292
1,734	Hess Corp.	103,381
875	Marathon Petroleum Corp.	34,195
1,307	Newfield Exploration Co.(b)	47,379
2,878	Noble Energy, Inc.	103,924
1,379	ONEOK, Inc.	49,851
5,747	Transocean Ltd.	63,677
506	Valero Energy Corp.	29,788

		653,417

	Financials—2.9%
1,998	CBRE Group, Inc., Class A(b)	59,201
1,989	E*TRADE Financial Corp.(b)	50,083
489	Equinix, Inc. REIT	161,541
705	Legg Mason, Inc.	22,638
2,544	Navient Corp.	34,776

		328,239

	Health Care—1.8%
1,146	DaVita HealthCare Partners, Inc.(b)	84,690
725	Laboratory Corp. of America Holdings(b)	90,857
391	Varian Medical Systems, Inc.(b)	31,741

		207,288

	Industrials—3.8%
680	Allegion PLC	44,506
1,275	CSX Corp.	34,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Multi-Strategy Alternative Portfolio (LALT) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
294	Cummins, Inc.	$34,407
680	Delta Air Lines, Inc.	28,336
512	Eaton Corp. PLC	32,394
592	Emerson Electric Co.	32,341
610	Fluor Corp.	33,343
243	General Dynamics Corp.	34,146
1,235	Pentair PLC (United Kingdom)	71,729
368	Ryder System, Inc.	25,362
409	Union Pacific Corp.	35,677
574	United Continental Holdings, Inc.(b)	26,295

		433,305

	Information Technology—7.6%
3,704	Activision Blizzard, Inc.	127,677
1,560	Autodesk, Inc.(b)	93,319
1,044	CA, Inc.	30,965
1,140	Cisco Systems, Inc.	31,339
1,543	Corning, Inc.	28,808
999	CSRA, Inc.	25,934
1,778	Hewlett Packard Enterprise Co.	29,621
2,651	HP, Inc.	32,528
1,002	Intel Corp.	30,341
1,123	KLA-Tencor Corp.	78,543
2,970	Micron Technology, Inc.(b)	31,928
1,211	Motorola Solutions, Inc.	91,055
1,205	NetApp, Inc.	28,486
633	QUALCOMM, Inc.	31,979
956	Seagate Technology PLC	20,812
1,724	Symantec Corp.	28,696
523	TE Connectivity Ltd. (Switzerland)	31,108
683	VeriSign, Inc.(b)	59,011
693	Western Digital Corp.	28,319

		860,469

	Materials—3.5%
960	Ball Corp.	68,525
1,027	CF Industries Holdings, Inc.	33,963
628	Dow Chemical Co. (The)	33,039
951	FMC Corp.	41,140
464	Martin Marietta Materials, Inc.	78,523
1,243	Mosaic Co. (The)	34,792
1,418	Sealed Air Corp.	67,156
847	WestRock Co.	35,447

		392,585

	Telecommunication Services—1.8%
815	AT&T, Inc.	31,638
995	CenturyLink, Inc.	30,795
5,919	Frontier Communications Corp.	32,910
1,989	Level 3 Communications, Inc.(b)	103,945

		199,288

	Utilities—0.5%
395	Duke Energy Corp.	31,118
425	Pinnacle West Capital Corp.	30,876

		61,994

	Total Common Stocks and Other Equity Interests (Cost $4,322,302)	4,278,976

Number of Shares		Value
	Money Market Funds(c)—58.8%
1,329,140	Invesco Premier Portfolio—Institutional Class, 0.39%	$1,329,140
1,329,140	Invesco Premier Tax-Exempt Portfolio—Institutional Class, 0.17%	1,329,140
1,329,140	Invesco Short-Term Investment Trust—Government & Agency Portfolio—Institutional Class, 0.26%	1,329,140
1,329,140	Invesco Short-Term Investment Trust—STIC Prime Portfolio—Institutional Class, 0.36%	1,329,140
1,329,140	Invesco Short-Term Investment Trust—Treasury Portfolio—Institutional Class, 0.24%	1,329,140

	Total Money Market Funds (Cost $6,645,700)	6,645,700

	Total Investments (Cost $10,968,002)—96.6%	10,924,676
	Other assets less liabilities—3.4%	383,709

	Net Assets—100.0%	$11,308,385

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Information Technology	16.4
Financials	13.5
Health Care	12.2
Consumer Discretionary	10.9
Consumer Staples	8.5
Industrials	8.5
Energy	6.1
Utilities	2.8
Materials	2.5
Telecommunication Services	2.3
Money Market Fund Plus Other Assets Less Liabilities	16.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—83.7%
	Consumer Discretionary—10.9%
1,053	Advance Auto Parts, Inc.	$164,373
5,535	Amazon.com, Inc.(b)	3,650,831
1,062	AutoNation, Inc.(b)	53,790
428	AutoZone, Inc.(b)	327,518
2,348	Bed Bath & Beyond, Inc.(b)	110,873
4,045	Best Buy Co., Inc.	129,764
3,130	BorgWarner, Inc.	112,430
3,191	Cablevision Systems Corp., Class A	106,547
2,807	CarMax, Inc.(b)	148,631
6,457	Carnival Corp.	316,716
6,047	CBS Corp., Class B	338,088
425	Chipotle Mexican Grill, Inc.(b)	178,912
3,983	Coach, Inc.	160,395
34,864	Comcast Corp., Class A	2,118,337
4,723	D.R. Horton, Inc.	141,973
1,648	Darden Restaurants, Inc.	102,588
3,977	Delphi Automotive PLC (United Kingdom)	292,826
2,147	Discovery Communications, Inc., Class A(b)	58,635
3,410	Discovery Communications, Inc., Class C(b)	91,320
4,169	Dollar General Corp.	341,483
3,362	Dollar Tree, Inc.(b)	267,985
1,697	Expedia, Inc., Class A	196,462
1,967	Foot Locker, Inc.	120,852
55,867	Ford Motor Co.	757,557
3,246	Gap, Inc. (The)	75,242
1,684	Garmin Ltd.	71,789
20,140	General Motors Co.	640,452
2,138	Genuine Parts Co.	205,184
3,837	Goodyear Tire & Rubber Co. (The)	111,158

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,378	H&R Block, Inc.	$68,371
5,609	Hanesbrands, Inc.	162,829
2,631	Harley-Davidson, Inc.	125,841
1,023	Harman International Industries, Inc.	78,525
1,613	Hasbro, Inc.	136,524
18,168	Home Depot, Inc. (The)	2,432,514
5,771	Interpublic Group of Cos., Inc. (The)	132,387
9,291	Johnson Controls, Inc.	384,647
2,724	Kohl’s Corp.	120,673
3,647	L Brands, Inc.	285,524
1,944	Leggett & Platt, Inc.	95,820
2,584	Lennar Corp., Class A	117,081
13,111	Lowe’s Cos., Inc.	996,698
4,448	Macy’s, Inc.	176,096
2,726	Marriott International, Inc., Class A	191,065
4,869	Mattel, Inc.	151,377
12,920	McDonald’s Corp.	1,634,251
2,574	Michael Kors Holdings Ltd.(b)	132,973
906	Mohawk Industries, Inc.(b)	174,523
6,134	Netflix, Inc.(b)	552,244
6,591	Newell Brands, Inc.	300,154
5,453	News Corp., Class A	67,726
1,553	News Corp., Class B	20,127
19,341	NIKE, Inc., Class B	1,139,959
1,843	Nordstrom, Inc.	94,233
3,432	Omnicom Group, Inc.	284,753
1,386	O’Reilly Automotive, Inc.(b)	364,074
709	Priceline Group, Inc. (The)(b)	952,655
4,555	PulteGroup, Inc.	83,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,170	PVH Corp.	$111,852
836	Ralph Lauren Corp., Class A	77,924
5,806	Ross Stores, Inc.	329,665
2,429	Royal Caribbean Cruises Ltd.	188,005
1,363	Scripps Networks Interactive, Inc., Class A	84,983
1,132	Signet Jewelers Ltd.	122,890
9,266	Staples, Inc.	94,513
21,182	Starbucks Corp.	1,191,064
2,415	Starwood Hotels & Resorts Worldwide, Inc.	197,740
8,627	Target Corp.	685,846
3,147	TEGNA, Inc.	73,514
1,602	Tiffany & Co.	114,303
4,061	Time Warner Cable, Inc.	861,379
11,327	Time Warner, Inc.	851,111
9,591	TJX Cos., Inc. (The)	727,190
1,914	Tractor Supply Co.	181,179
1,626	TripAdvisor, Inc., Class A(b)	105,023
16,041	Twenty-First Century Fox, Inc., Class A	485,401
6,182	Twenty-First Century Fox, Inc., Class B	186,202
926	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	192,867
2,615	Under Armour, Inc., Class C(b)	106,692
2,606	Under Armour, Inc., Class A(b)	114,508
1,247	Urban Outfitters, Inc.(b)	37,809
4,863	VF Corp.	306,612
4,968	Viacom, Inc., Class B	203,191
21,513	Walt Disney Co. (The)	2,221,432
1,110	Whirlpool Corp.	193,295
1,612	Wyndham Worldwide Corp.	114,371
1,162	Wynn Resorts Ltd.	102,605
5,854	Yum! Brands, Inc.	465,744

		33,579,031

	Consumer Staples—8.5%
28,055	Altria Group, Inc.	1,759,329
8,533	Archer-Daniels-Midland Co.	340,808
1,438	Brown-Forman Corp., Class B	138,508
2,580	Campbell Soup Co.	159,212
1,862	Church & Dwight Co., Inc.	172,607
1,858	Clorox Co. (The)	232,677
55,840	Coca-Cola Co. (The)	2,501,632
3,000	Coca-Cola Enterprises, Inc.	157,440
12,796	Colgate-Palmolive Co.	907,492
6,221	ConAgra Foods, Inc.	277,208
2,522	Constellation Brands, Inc., Class A	393,583
6,304	Costco Wholesale Corp.	933,812
15,743	CVS Health Corp.	1,582,172
2,683	Dr Pepper Snapple Group, Inc.	243,912
3,178	Estee Lauder Cos., Inc. (The), Class A	304,675
8,504	General Mills, Inc.	521,635
2,058	Hershey Co. (The)	191,620
3,868	Hormel Foods Corp.	149,111
1,715	JM Smucker Co. (The)	217,771
3,610	Kellogg Co.	277,284
5,170	Kimberly-Clark Corp.	647,232
8,523	Kraft Heinz Co. (The)	665,391
13,969	Kroger Co. (The)	494,363
1,649	McCormick & Co., Inc.	154,643

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
2,669	Mead Johnson Nutrition Co.	$232,603
2,628	Molson Coors Brewing Co., Class B	251,316
22,485	Mondelez International, Inc., Class A	965,956
2,147	Monster Beverage Corp.(b)	309,640
20,714	PepsiCo, Inc.	2,132,713
22,204	Philip Morris International, Inc.	2,178,656
38,009	Procter & Gamble Co. (The)	3,045,281
11,861	Reynolds American, Inc.	588,306
7,526	Sysco Corp.	346,723
4,201	Tyson Foods, Inc., Class A	276,510
12,364	Walgreens Boots Alliance, Inc.	980,218
22,486	Wal-Mart Stores, Inc.	1,503,639
4,650	Whole Foods Market, Inc.	135,222

		26,370,900

	Energy—6.1%
7,288	Anadarko Petroleum Corp.	384,515
5,422	Apache Corp.	294,957
6,277	Baker Hughes, Inc.	303,556
6,567	Cabot Oil & Gas Corp.	153,668
7,424	Chesapeake Energy Corp.	51,003
26,988	Chevron Corp.	2,757,634
1,362	Cimarex Energy Co.	148,295
5,735	Columbia Pipeline Group, Inc.	146,931
1,854	Concho Resources, Inc.(b)	215,379
17,717	ConocoPhillips	846,695
7,316	Devon Energy Corp.	253,719
920	Diamond Offshore Drilling, Inc.	22,319
7,877	EOG Resources, Inc.	650,798
2,289	EQT Corp.	160,459
59,510	Exxon Mobil Corp.	5,260,684
3,259	FMC Technologies, Inc.(b)	99,367
12,303	Halliburton Co.	508,237
1,550	Helmerich & Payne, Inc.	102,486
3,797	Hess Corp.	226,377
26,225	Kinder Morgan, Inc.	465,756
12,093	Marathon Oil Corp.	170,390
7,583	Marathon Petroleum Corp.	296,344
2,320	Murphy Oil Corp.	82,917
5,387	National Oilwell Varco, Inc.	194,147
2,843	Newfield Exploration Co.(b)	103,059
6,145	Noble Energy, Inc.	221,896
10,946	Occidental Petroleum Corp.	839,011
3,017	ONEOK, Inc.	109,065
6,727	Phillips 66	552,354
2,343	Pioneer Natural Resources Co.	389,172
2,430	Range Resources Corp.	107,187
19,925	Schlumberger Ltd.	1,600,774
5,603	Southwestern Energy Co.(b)	75,248
9,626	Spectra Energy Corp.	301,005
1,710	Tesoro Corp.	136,270
4,907	Transocean Ltd.	54,370
6,742	Valero Energy Corp.	396,901
9,783	Williams Cos., Inc. (The)	189,692

		18,872,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—13.5%
776	Affiliated Managers Group, Inc.(b)	$132,168
6,020	Aflac, Inc.	415,199
5,422	Allstate Corp. (The)	352,701
11,743	American Express Co.	768,344
16,473	American International Group, Inc.	919,523
6,095	American Tower Corp. REIT	639,244
2,420	Ameriprise Financial, Inc.	232,078
3,865	Aon PLC	406,289
2,249	Apartment Investment & Management Co., Class A REIT	90,095
924	Assurant, Inc.	78,143
1,964	AvalonBay Communities, Inc. REIT	347,216
147,965	Bank of America Corp.	2,154,370
15,416	Bank of New York Mellon Corp. (The)	620,340
11,633	BB&T Corp.	411,576
26,846	Berkshire Hathaway, Inc., Class B(b)	3,905,556
1,811	BlackRock, Inc.	645,314
2,202	Boston Properties, Inc. REIT	283,750
7,561	Capital One Financial Corp.	547,341
4,169	CBRE Group, Inc., Class A(b)	123,527
17,222	Charles Schwab Corp. (The)	489,277
6,600	Chubb Ltd.	777,876
2,117	Cincinnati Financial Corp.	139,743
42,244	Citigroup, Inc.	1,955,052
7,567	Citizens Financial Group, Inc.	172,906
4,849	CME Group, Inc., Class A	445,672
2,512	Comerica, Inc.	111,533
4,797	Crown Castle International Corp. REIT	416,763
5,938	Discover Financial Services	334,131
4,060	E*TRADE Financial Corp.(b)	102,231
989	Equinix, Inc. REIT	326,716
5,142	Equity Residential REIT	350,016
934	Essex Property Trust, Inc. REIT	205,900
1,800	Extra Space Storage, Inc. REIT	152,910
1,001	Federal Realty Investment Trust REIT	152,232
11,237	Fifth Third Bancorp	205,749
5,354	Franklin Resources, Inc.	199,918
8,351	General Growth Properties, Inc. REIT	234,079
5,625	Goldman Sachs Group, Inc. (The)	923,119
5,687	Hartford Financial Services Group, Inc. (The)	252,389
6,679	HCP, Inc. REIT	225,951
10,807	Host Hotels & Resorts, Inc. REIT	170,967
11,409	Huntington Bancshares, Inc.	114,775
1,702	Intercontinental Exchange, Inc.	408,531
6,705	Invesco Ltd.(c)	207,922
2,766	Iron Mountain, Inc. REIT	101,042
52,597	JPMorgan Chase & Co.	3,324,130
11,988	KeyCorp	147,333
5,935	Kimco Realty Corp. REIT	166,892
1,548	Legg Mason, Inc.	49,706
4,789	Leucadia National Corp.	79,881
3,454	Lincoln National Corp.	150,076
3,841	Loews Corp.	152,411
2,281	M&T Bank Corp.	269,888
1,827	Macerich Co. (The) REIT	138,998
7,469	Marsh & McLennan Cos., Inc.	471,667

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
15,716	MetLife, Inc.	$708,792
2,429	Moody’s Corp.	232,504
21,891	Morgan Stanley	592,370
1,638	Nasdaq, Inc.	101,081
4,917	Navient Corp.	67,215
3,088	Northern Trust Corp.	219,495
4,455	People’s United Financial, Inc.	69,052
7,180	PNC Financial Services Group, Inc. (The)	630,260
3,885	Principal Financial Group, Inc.	165,812
8,375	Progressive Corp. (The)	273,025
7,539	Prologis, Inc. REIT	342,346
6,389	Prudential Financial, Inc.	496,042
2,117	Public Storage REIT	518,263
3,605	Realty Income Corp. REIT	213,416
18,475	Regions Financial Corp.	173,296
3,804	S&P Global, Inc.	406,457
4,474	Simon Property Group, Inc. REIT	900,035
1,432	SL Green Realty Corp. REIT	150,475
5,732	State Street Corp.	357,104
7,238	SunTrust Banks, Inc.	302,114
11,948	Synchrony Financial(b)	365,250
3,559	T. Rowe Price Group, Inc.	267,957
1,617	Torchmark Corp.	93,608
4,227	Travelers Cos., Inc. (The)	464,547
23,402	U.S. Bancorp	999,031
3,844	UDR, Inc. REIT	134,232
3,424	Unum Group	117,135
4,833	Ventas, Inc. REIT	300,226
2,550	Vornado Realty Trust REIT	244,112
66,201	Wells Fargo & Co.	3,308,726
5,005	Welltower, Inc. REIT	347,447
11,330	Weyerhaeuser Co. REIT	363,920
1,981	Willis Towers Watson PLC	247,427
4,182	XL Group PLC	136,877
2,931	Zions Bancorporation	80,661

		41,591,466

	Health Care—12.2%
21,110	Abbott Laboratories	821,179
23,087	AbbVie, Inc.	1,408,307
5,011	Aetna, Inc.	562,585
4,699	Agilent Technologies, Inc.	192,283
3,228	Alexion Pharmaceuticals, Inc.(b)	449,596
5,653	Allergan PLC(b)	1,224,214
2,746	AmerisourceBergen Corp.	233,685
10,780	Amgen, Inc.	1,706,474
3,745	Anthem, Inc.	527,184
9,764	Baxalta, Inc.	409,600
7,850	Baxter International, Inc.	347,127
3,036	Becton, Dickinson and Co.	489,585
3,129	Biogen, Inc.(b)	860,444
19,319	Boston Scientific Corp.(b)	423,472
23,924	Bristol-Myers Squibb Co.	1,726,834
1,059	C.R. Bard, Inc.	224,688
4,719	Cardinal Health, Inc.	370,253
11,201	Celgene Corp.(b)	1,158,295
2,434	Centene Corp.(b)	150,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
4,340	Cerner Corp.(b)	$243,648
3,664	Cigna Corp.	507,611
2,369	DaVita HealthCare Partners, Inc.(b)	175,069
3,459	Dentsply Sirona, Inc.	206,156
3,078	Edwards Lifesciences Corp.(b)	326,914
13,949	Eli Lilly & Co.	1,053,568
2,930	Endo International PLC(b)	79,110
9,071	Express Scripts Holding Co.(b)	668,805
19,584	Gilead Sciences, Inc.	1,727,505
4,376	HCA Holdings, Inc.(b)	352,793
1,170	Henry Schein, Inc.(b)	197,379
3,541	Hologic, Inc.(b)	118,942
2,118	Humana, Inc.	375,034
2,110	Illumina, Inc.(b)	284,829
537	Intuitive Surgical, Inc.(b)	336,355
39,541	Johnson & Johnson	4,431,755
1,456	Laboratory Corp. of America Holdings(b)	182,466
1,607	Mallinckrodt PLC(b)	100,470
3,277	McKesson Corp.	549,946
20,150	Medtronic PLC	1,594,873
39,767	Merck & Co., Inc.	2,180,822
5,907	Mylan NV(b)	246,381
1,195	Patterson Cos., Inc.	51,803
1,576	PerkinElmer, Inc.	79,462
2,101	Perrigo Co. PLC	203,104
86,671	Pfizer, Inc.	2,835,008
2,048	Quest Diagnostics, Inc.	153,948
1,118	Regeneron Pharmaceuticals, Inc.(b)	421,162
4,066	St. Jude Medical, Inc.	309,829
4,490	Stryker Corp.	489,455
5,677	Thermo Fisher Scientific, Inc.	818,907
13,621	UnitedHealth Group, Inc.	1,793,613
1,296	Universal Health Services, Inc., Class B	173,249
1,368	Varian Medical Systems, Inc.(b)	111,054
3,532	Vertex Pharmaceuticals, Inc.(b)	297,889
1,159	Waters Corp.(b)	150,855
2,567	Zimmer Biomet Holdings, Inc.	297,182
6,557	Zoetis, Inc.	308,376

		37,721,943

	Industrials—8.5%
8,669	3M Co.	1,451,017
2,365	ADT Corp. (The)	99,283
1,369	Allegion PLC	89,601
8,639	American Airlines Group, Inc.	299,687
3,372	AMETEK, Inc.	162,159
8,923	Boeing Co. (The)	1,202,820
2,055	C.H. Robinson Worldwide, Inc.	145,843
8,343	Caterpillar, Inc.	648,418
1,255	Cintas Corp.	112,674
13,801	CSX Corp.	376,353
2,325	Cummins, Inc.	272,095
8,570	Danaher Corp.	829,148
4,295	Deere & Co.	361,252
11,155	Delta Air Lines, Inc.	464,829
2,222	Dover Corp.	145,985
520	Dun & Bradstreet Corp. (The)	57,413

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
6,579	Eaton Corp. PLC	$416,253
9,216	Emerson Electric Co.	503,470
1,700	Equifax, Inc.	204,425
2,609	Expeditors International of Washington, Inc.	129,433
4,131	Fastenal Co.	193,290
3,672	FedEx Corp.	606,284
1,863	Flowserve Corp.	90,933
1,993	Fluor Corp.	108,937
4,190	General Dynamics Corp.	588,779
133,709	General Electric Co.	4,111,552
11,026	Honeywell International, Inc.	1,259,941
4,690	Illinois Tool Works, Inc.	490,199
3,680	Ingersoll-Rand PLC	241,187
1,280	J.B. Hunt Transport Services, Inc.	106,086
1,758	Jacobs Engineering Group, Inc.(b)	78,372
1,557	Kansas City Southern	147,526
1,115	L-3 Communications Holdings, Inc.	146,656
3,766	Lockheed Martin Corp.	875,143
4,787	Masco Corp.	147,009
5,188	Nielsen Holdings PLC	270,502
4,274	Norfolk Southern Corp.	385,130
2,596	Northrop Grumman Corp.	535,451
5,037	PACCAR, Inc.	296,730
1,933	Parker-Hannifin Corp.	224,267
2,615	Pentair PLC (United Kingdom)	151,879
2,751	Pitney Bowes, Inc.	57,688
2,299	Quanta Services, Inc.(b)	54,532
4,287	Raytheon Co.	541,662
3,410	Republic Services, Inc.	160,509
1,873	Robert Half International, Inc.	71,755
1,877	Rockwell Automation, Inc.	212,983
1,873	Rockwell Collins, Inc.	165,180
1,446	Roper Technologies, Inc.	254,626
770	Ryder System, Inc.	53,068
835	Snap-on, Inc.	132,999
9,141	Southwest Airlines Co.	407,780
2,181	Stanley Black & Decker, Inc.	244,098
1,217	Stericycle, Inc.(b)	116,297
3,882	Textron, Inc.	150,156
6,088	Tyco International PLC	234,510
12,127	Union Pacific Corp.	1,057,838
5,151	United Continental Holdings, Inc.(b)	235,967
9,888	United Parcel Service, Inc., Class B	1,038,932
1,306	United Rentals, Inc.(b)	87,411
11,146	United Technologies Corp.	1,163,308
2,216	Verisk Analytics, Inc.(b)	171,917
816	W.W. Grainger, Inc.	191,368
5,938	Waste Management, Inc.	349,095
2,565	Xylem, Inc.	107,166

		26,288,856

	Information Technology—16.4%
8,999	Accenture PLC, Class A	1,016,167
7,268	Activision Blizzard, Inc.	250,528
7,139	Adobe Systems, Inc.(b)	672,637
2,534	Akamai Technologies, Inc.(b)	129,209
853	Alliance Data Systems Corp.(b)	173,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
4,191	Alphabet, Inc., Class A(b)	$2,966,725
4,259	Alphabet, Inc., Class C(b)	2,951,530
4,413	Amphenol Corp., Class A	246,378
4,444	Analog Devices, Inc.	250,286
79,454	Apple, Inc.	7,448,018
16,204	Applied Materials, Inc.	331,696
3,232	Autodesk, Inc.(b)	193,338
6,557	Automatic Data Processing, Inc.	579,901
5,317	Broadcom Ltd. (Singapore)	774,953
4,240	CA, Inc.	125,758
72,107	Cisco Systems, Inc.	1,982,221
2,206	Citrix Systems, Inc.(b)	180,539
8,730	Cognizant Technology Solutions Corp., Class A(b)	509,570
15,948	Corning, Inc.	297,749
1,953	CSRA, Inc.	50,700
15,543	eBay, Inc.(b)	379,715
4,433	Electronic Arts, Inc.(b)	274,181
27,902	EMC Corp.	728,521
985	F5 Networks, Inc.(b)	103,179
32,887	Facebook, Inc., Class A(b)	3,866,853
3,955	Fidelity National Information Services, Inc.	260,239
1,097	First Solar, Inc.(b)	61,256
3,195	Fiserv, Inc.(b)	312,215
1,974	FLIR Systems, Inc.	59,635
2,209	Global Payments, Inc.	159,446
1,787	Harris Corp.	142,978
24,597	Hewlett Packard Enterprise Co.	409,786
24,746	HP, Inc.	303,633
67,694	Intel Corp.	2,049,774
12,666	International Business Machines Corp.	1,848,476
3,680	Intuit, Inc.	371,275
5,054	Juniper Networks, Inc.	118,264
2,232	KLA-Tencor Corp.	156,106
2,278	Lam Research Corp.	174,039
3,429	Linear Technology Corp.	152,522
14,050	MasterCard, Inc., Class A	1,362,710
3,062	Microchip Technology, Inc.	148,783
14,876	Micron Technology, Inc.(b)	159,917
113,338	Microsoft Corp.	5,652,166
2,274	Motorola Solutions, Inc.	170,982
4,143	NetApp, Inc.	97,941
7,327	NVIDIA Corp.	260,328
45,156	Oracle Corp.	1,799,918
4,607	Paychex, Inc.	240,117
15,945	PayPal Holdings, Inc.(b)	624,725
1,853	Qorvo, Inc.(b)	83,441
21,422	QUALCOMM, Inc.	1,082,239
2,615	Red Hat, Inc.(b)	191,863
9,039	salesforce.com, inc.(b)	685,156
2,875	SanDisk Corp.	215,999
4,253	Seagate Technology PLC	92,588
2,749	Skyworks Solutions, Inc.	183,688
8,751	Symantec Corp.	145,660
5,300	TE Connectivity Ltd. (Switzerland)	315,244
1,902	Teradata Corp.(b)	48,121

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
14,404	Texas Instruments, Inc.	$821,604
2,413	Total System Services, Inc.	123,401
1,374	VeriSign, Inc.(b)	118,714
27,501	Visa, Inc., Class A	2,124,177
3,339	Western Digital Corp.	136,448
7,198	Western Union Co. (The)	143,960
13,654	Xerox Corp.	131,078
3,660	Xilinx, Inc.	157,673
12,483	Yahoo!, Inc.(b)	456,878

		50,838,938

	Materials—2.5%
2,782	Air Products & Chemicals, Inc.	405,866
931	Airgas, Inc.	132,612
18,854	Alcoa, Inc.	210,599
1,285	Avery Dennison Corp.	93,304
2,032	Ball Corp.	145,044
3,343	CF Industries Holdings, Inc.	110,553
16,010	Dow Chemical Co. (The)	842,286
12,493	E.I. du Pont de Nemours & Co.	823,414
2,117	Eastman Chemical Co.	161,696
3,820	Ecolab, Inc.	439,224
1,912	FMC Corp.	82,713
17,958	Freeport-McMoRan, Inc.	251,412
1,138	International Flavors & Fragrances, Inc.	135,957
5,891	International Paper Co.	254,904
4,954	LyondellBasell Industries NV, Class A	409,547
917	Martin Marietta Materials, Inc.	155,184
6,313	Monsanto Co.	591,402
5,062	Mosaic Co. (The)	141,685
7,582	Newmont Mining Corp.	265,143
4,558	Nucor Corp.	226,897
2,317	Owens-Illinois, Inc.(b)	42,772
3,826	PPG Industries, Inc.	422,352
4,085	Praxair, Inc.	479,824
2,811	Sealed Air Corp.	133,129
1,120	Sherwin-Williams Co. (The)	321,787
1,904	Vulcan Materials Co.	204,927
3,636	WestRock Co.	152,167

		7,636,400

	Telecommunication Services—2.3%
88,147	AT&T, Inc.	3,421,867
7,796	CenturyLink, Inc.	241,286
16,778	Frontier Communications Corp.	93,286
4,139	Level 3 Communications, Inc.(b)	216,304
58,378	Verizon Communications, Inc.	2,973,775

		6,946,518

	Utilities—2.8%
9,463	AES Corp. (The)	105,607
1,725	AGL Resources, Inc.	113,608
3,480	Ameren Corp.	167,040
7,039	American Electric Power Co., Inc.	446,976
2,553	American Water Works Co., Inc.	185,756
6,167	CenterPoint Energy, Inc.	132,282
3,975	CMS Energy Corp.	161,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
4,206	Consolidated Edison, Inc.	$313,768
8,550	Dominion Resources, Inc.	611,069
2,574	DTE Energy Co.	229,498
9,862	Duke Energy Corp.	776,928
4,668	Edison International	330,074
2,560	Entergy Corp.	192,461
4,547	Eversource Energy	256,633
13,182	Exelon Corp.	462,556
6,074	FirstEnergy Corp.	197,952
6,599	NextEra Energy, Inc.	775,910
4,594	NiSource, Inc.	104,330
4,524	NRG Energy, Inc.	68,312
7,065	PG&E Corp.	411,183
1,594	Pinnacle West Capital Corp.	115,804
9,655	PPL Corp.	363,414
7,258	Public Service Enterprise Group, Inc.	334,812
2,050	SCANA Corp.	140,815
3,374	Sempra Energy	348,703
13,077	Southern Co. (The)	655,158
3,371	TECO Energy, Inc.	93,613
4,524	WEC Energy Group, Inc.	263,342
7,275	Xcel Energy, Inc.	291,218

		8,650,525

	Total Common Stocks and Other Equity Interests (Cost $237,494,371)	258,497,214

	Money Market Fund—11.3%
35,020,120	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $35,020,120)	35,020,120

	Total Investments (Cost $272,514,491)—95.0%	293,517,334
	Other assets less liabilities—5.0%	15,589,430

	Net Assets—100.0%	$309,106,764

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. Is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities

April 30, 2016

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares Multi-Strategy Alternative Portfolio (LALT)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Assets:
Unaffiliated investments, at value	$25,853,834	$4,278,976	$258,289,292
Affiliated investments, at value	5,958	6,645,700	35,228,042

Total investments, at value	25,859,792	10,924,676	293,517,334
Cash	—	5,391	—
Cash collateral for futures contracts	—	532,996	14,708,380
Receivables:
Dividends	9,360	7,037	295,243
Shares sold	—	5,105	—
Unrealized appreciation on forward foreign currency contracts outstanding	—	27,690	—
Unrealized appreciation on futures contracts	—	—	683,128

Total Assets	25,869,152	11,502,895	309,204,085

Liabilities:
Unrealized depreciation on forward foreign currency contracts outstanding	—	47,856	—
Unrealized depreciation on futures contracts	—	138,545	—
Accrued unitary management fees	17,094	8,109	97,321

Total Liabilities	17,094	194,510	97,321

Net Assets	$25,852,058	$11,308,385	$309,106,764

Net Assets Consist of:
Shares of beneficial interest	$25,056,047	$12,637,241	$387,608,797
Undistributed net investment income	110,745	7,715	(73,148)
Undistributed net realized gain (loss)	(392,284)	(1,134,534)	(100,114,856)
Net unrealized appreciation (depreciation)	1,077,550	(202,037)	21,685,971

Net Assets	$25,852,058	$11,308,385	$309,106,764

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	500,000	12,450,000
Net asset value	$73.86	$22.62	$24.83

Market price	$73.85	$22.60	$24.81

Unaffiliated investments, at cost	$24,776,285	$4,322,302	$237,257,397

Affiliated investments, at cost	$5,958	$6,645,700	$35,257,094

Total investments, at cost	$24,782,243	$10,968,002	$272,514,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations

For the six months ended April 30, 2016

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares Multi-Strategy Alternative Portfolio (LALT)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Investment Income:
Unaffiliated dividend income	$692,431	$101,799	$3,219,196
Affiliated dividend income	1,013	5,063	86,135
Foreign withholding tax	—	(513)	—

Total Income	693,444	106,349	3,305,331

Expenses:
Unitary management fees	170,125	60,974	687,328

Less: Waivers	(69)	(3,096)	(50,168)

Net Expenses	170,056	57,878	637,160

Net Investment Income	523,388	48,471	2,668,171

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,527,771)	(402,576)	(1,722,684)
In-kind redemptions	1,696,927	—	7,215,156
Futures contracts	—	(402,655)	(2,636,937)
Foreign currencies	—	(11,837)	—
Forward foreign currency contracts	—	17,787	—

Net realized gain (loss)	169,156	(799,281)	2,855,535

Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,618,440)	330,953	(3,067,125)
Futures contracts	—	388,791	74,879
Forward foreign currency contracts	—	(31,443)	—

Net change in unrealized appreciation (depreciation)	(1,618,440)	688,301	(2,992,246)

Net realized and unrealized gain (loss)	(1,449,284)	(110,980)	(136,711)

Net increase (decrease) in net assets resulting from operations	$(925,896)	$(62,509)	$2,531,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)		PowerShares Multi-Strategy Alternative Portfolio (LALT)		PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income (loss)	$523,388	$1,039,541	$48,471	$(24,792)	$2,668,171	$7,283,018
Net realized gain (loss)	169,156	2,358,526	(799,281)	(583,036)	2,855,535	(76,992,835)
Net change in unrealized appreciation (depreciation)	(1,618,440)	(1,016,843)	688,301	(1,037,931)	(2,992,246)	(1,303,621)

Net increase (decrease) in net assets resulting from operations	(925,896)	2,381,224	(62,509)	(1,645,759)	2,531,460	(71,013,438)

Distributions to Shareholders from:
Net investment income	(766,660)	(860,284)	—	—	(3,668,791)	(7,133,672)
Net realized gains	(621,532)	—	—	—	—	(27,026,571)

Total distributions to shareholders	(1,388,192)	(860,284)	—	—	(3,668,791)	(34,160,243)

Shareholder Transactions:
Proceeds from shares sold	—	25,408,584	—	7,198,920	23,111,108	290,676,953
Value of shares repurchased	(26,902,972)	(14,256,223)	(4,441,407)	(11,880,789)	(129,847,785)	(297,987,820)

Net increase (decrease) in net assets resulting from shares transactions	(26,902,972)	11,152,361	(4,441,407)	(4,681,869)	(106,736,677)	(7,310,867)

Increase (Decrease) in Net Assets	(29,217,060)	12,673,301	(4,503,916)	(6,327,628)	(107,874,008)	(112,484,548)

Net Assets:
Beginning of period	55,069,118	42,395,817	15,812,301	22,139,929	416,980,772	529,465,320

End of period	$25,852,058	$55,069,118	$11,308,385	$15,812,301	$309,106,764	$416,980,772

Undistributed net investment income (loss) at end of period	$110,745	$354,017	$7,715	$(40,756)	$(73,148)	$927,472

Changes in Shares Outstanding:
Shares sold	—	350,000	—	300,000	950,000	10,350,000
Shares repurchased	(400,000)	(200,000)	(200,000)	(500,000)	(5,250,000)	(11,550,000)
Shares outstanding, beginning of period	750,000	600,000	700,000	900,000	16,750,000	17,950,000

Shares outstanding, end of period	350,000	750,000	500,000	700,000	12,450,000	16,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights

PowerShares Active U.S. Real Estate Fund (PSR)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$73.43		$70.66	$60.33	$55.99	$50.32	$45.42
Net investment income(a)	0.87		1.51	0.92	0.93	0.77	0.54
Net realized and unrealized gain on investments	1.62		2.51	10.33	4.20	5.82	5.15
Total from investment operations	2.49		4.02	11.25	5.13	6.59	5.69
Distributions to shareholders from:
Net investment income	(1.23)		(1.25)	(0.92)	(0.79)	(0.84)	(0.79)
Net realized gains	(0.83)		—	—	—	(0.08)	—
Total distributions	(2.06)		(1.25)	(0.92)	(0.79)	(0.92)	(0.79)
Net asset value at end of period	$73.86		$73.43	$70.66	$60.33	$55.99	$50.32
Market price at end of period(b)	$73.85		$73.49	$70.63	$60.35	$55.94	$50.36
Net Asset Value Total Return(c)	3.46%		5.72%	18.95%	9.23%	13.22%	12.77%
Market Price Total Return(c)	3.37%		5.85%	18.86%	9.37%	13.03%	12.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,852		$55,069	$42,396	$33,180	$22,394	$17,612
Ratio to average net assets of:
Expenses, after Waivers	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses, prior to Waivers	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.46	%(d)	2.09%	1.46%	1.56%	1.42%	1.10%
Portfolio turnover rate(e)	105%		199%	169%	131%	33%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		For the Period May 27, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$22.59		$24.60		$25.00
Net investment income (loss)(b)	0.08		(0.04)		0.01
Net realized and unrealized gain (loss) on investments	(0.05)		(1.97)		(0.41)
Total from investment operations	0.03		(2.01)		(0.40)
Net asset value at end of period	$22.62		$22.59		$24.60
Market price at end of period(c)	$22.60		$22.60		$24.55
Net Asset Value Total Return(d)	0.13%		(8.17)%		(1.60	)%(f)
Market Price Total Return(d)	0.00	%(e)	(7.94)%		(1.80	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$11,308		$15,812		$22,140
Ratio to average net assets of:
Expenses, after Waivers	0.90	%(g)(h)	0.93	%(g)	0.90	%(g)(h)
Expenses, prior to Waivers	0.95	%(g)(h)	0.95	%(g)	0.95	%(g)(h)
Net investment income (loss), after Waivers	0.76	%(h)	(0.15)%		0.08	%(h)
Portfolio turnover rate(i)	86%		154%		63%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Amount represents less than 0.005%.
(f)	The net asset value total return from Fund Inception (May 29, 2014, the first day of trading on the exchange) to October 31, 2014 was (1.64)%. The market price total return from Fund Inception to October 31, 2014 was (1.92)%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				For the Period December 4, 2012(a) Through October 31, 2013
			2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.89		$29.50		$27.15		$25.00
Net investment income(b)	0.19		0.33		0.33		0.33
Net realized and unrealized gain (loss) on investments	0.00	(c)	(3.39)		2.49		2.04
Total from investment operations	0.19		(3.06)		2.82		2.37
Distributions to shareholders from:
Net investment income	(0.25)		(0.32)		(0.47)		(0.22)
Net realized gains	—		(1.23)		—		—
Total distributions	(0.25)		(1.55)		(0.47)		(0.22)
Net asset value at end of period	$24.83		$24.89		$29.50		$27.15
Market price at end of period(d)	$24.81		$24.92		$29.49		$27.23
Net Asset Value Total Return(e)	0.79%		(10.83)%		10.50%		9.51	%(f)
Market Price Total Return(e)	0.59%		(10.69)%		10.14%		9.83	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$309,107		$416,981		$529,465		$89,582
Ratio to average net assets of:
Expenses, after Waivers	0.36	%(g)(h)	0.35	%(g)	0.36	%(g)	0.38	%(h)
Expenses, prior to Waivers	0.39	%(g)(h)	0.39	%(g)	0.39	%(g)	0.39	%(h)
Net investment income, after Waivers	1.51	%(h)	1.23%		1.16%		1.37	%(h)
Portfolio turnover rate(i)	201%		478%		58%		99%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (December 6, 2012, the first day of trading on the exchange) to October 31, 2013 was 8.99%. The market price total return from Fund Inception to October 31, 2013 was 9.26%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2016

(Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust offered three portfolios:

Full Name	Short Name
PowerShares Active U.S. Real Estate Fund (PSR)	“Active U.S. Real Estate Fund”
PowerShares Multi-Strategy Alternative Portfolio (LALT)	“Multi-Strategy Alternative Portfolio”
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	“S&P 500® Downside Hedged Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Multi-Strategy Alternative Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for Multi-Strategy Alternative Portfolio are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged Portfolio are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income. The investment objective for Multi-Strategy Alternative Portfolio is to seek a positive total return that has a low correlation to the broader securities markets. The investment objective for S&P 500® Downside Hedged Portfolio is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted

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prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

REIT Risk. For Active U.S. Real Estate Fund, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Diversified Fund Risk. Because each Fund (except S&P 500® Downside Hedged Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

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Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), Multi-Strategy Alternative Portfolio currently effects creations and redemptions principally for cash and S&P 500® Downside Hedged Portfolio currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of each of these Funds’ investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

VIX Index Risk. For Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

Tax Risk. Multi-Strategy Alternative Portfolio may purchase and sell interest rate futures, including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged Portfolio will gain most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, S&P 500® Index futures (“S&P 500 Futures”)). To qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Funds must meet a qualifying income test each taxable year. The S&P 500® Downside Hedged Portfolio has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. Multi-Strategy Alternative Portfolio received an opinion of its counsel (which is not binding on the IRS or courts) stating that such income should be qualifying for purposes of that test. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to shareholders of the Funds. If the IRS were to determine that the income that the Funds derive from futures did not constitute qualifying income, the Funds likely would be required to reduce their exposure to such investments in order to maintain qualification as a RIC, which may result in difficulty in implementing their investment strategies.

Risk of Investing in Investment Companies. Because Multi-Strategy Alternative Portfolio may invest in other investment companies generally and S&P 500® Downside Hedged Portfolio may invest in other ETFs specifically, each Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Each Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Commodity Pool Risk. Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio invest in futures contracts, which cause each to be deemed to be a commodity pool, thereby subjecting each Fund to regulation under the Commodity Exchange Act and rules of the Commodity Futures Trading Commission (“CFTC”). The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and the Funds will be operated in accordance with CFTC rules. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of these Funds. Registration as a commodity pool may have negative effects on the ability of each of these Funds to engage in their respective planned investment program.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Active U.S. Real Estate Fund and S&P 500® Downside Hedged Portfolio declare and pay dividends from net investment income, if any, to their shareholders quarterly and record such dividends on ex-dividend date. Multi-Strategy Alternative Portfolio declares and pays dividends from net investment income, if any, to their shareholders annually and record such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation.

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Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

I. Forward Foreign Currency Contracts

Multi-Strategy Alternative Portfolio engages in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund also enters into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund sets aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

J. Futures Contracts

Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio entered into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes. Multi-Strategy Alternative Portfolio entered into currency futures and interest rate futures including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged Portfolio entered into U.S. listed futures contracts on the VIX Index and on S&P 500 Futures to simulate full investment in the S&P 500® Dynamic VEQTOR Index, to facilitate trading or to reduce transaction costs.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning

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that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged Portfolio. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, payments to the Affiliated Sub-Advisers, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate Fund	0.80%
Multi-Strategy Alternative Portfolio	0.95%
S&P 500® Downside Hedged Portfolio	0.39%

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each of Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio. The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2016, the Adviser waived fees for each Fund in the following amounts:

Active U.S. Real Estate Fund	$69
Multi-Strategy Alternative Portfolio	3,096
S&P 500® Downside Hedged Portfolio	50,168

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® Downside Hedged Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended April 30, 2016.

S&P 500® Downside Hedged Portfolio

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2016	Dividend Income
Invesco Ltd.	$293,057	$1,676	$(71,927)	$(2,439)	$(12,445)	$207,922	$4,212

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Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation on futures contracts held in S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Multi-Strategy Alternative Portfolio
Equity Securities	$10,924,676	$—	$—	$10,924,676
Forward Foreign Currency Contracts(a)	—	(20,166)	—	(20,166)
Futures(a)	(138,545)	—	—	(138,545)

Total Investments	$10,786,131	$(20,166)	$—	$10,765,965

(a)	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2016:

	Value
	Multi-Strategy Alternative Portfolio		S&P 500® Downside Hedged Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$27,690	$(47,856)	$—	$—
Equity risk:
Futures contracts(b)	13,403	(162,069)	683,128	—
Interest rate risk:
Futures contracts(b)	10,121	—	—	—

Total	$51,214	$(209,925)	$683,128	$—

(a)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

(b)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts.

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Effect of Derivative Investments for the Six-Month Period Ended April 30, 2016

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Multi-Strategy Alternative Portfolio		S&P 500® Downside Hedged Portfolio
	Futures	Forward Foreign Currency Contracts	Futures
Realized Gain (Loss):
Currency risk	$—	$17,787	$—
Equity risk	(259,876)	—	(2,636,937)
Interest rate risk	(142,779)	—	—
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	—	(31,443)	—
Equity risk	403,506	—	74,879
Interest rate risk	(14,715)	—	—

Total	$(13,864)	$(13,656)	$(2,562,058)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	Multi-Strategy Alternative Portfolio	S&P 500® Downside Hedged Portfolio
Futures contracts	$38,554,180	$69,485,038
Forward foreign currency contracts	3,614,595	—

Open Futures Contracts

Multi-Strategy Alternative Portfolio

	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	29	June-2016/Short	$(550,275)	$(9,785)
CBOE Volatility Index (VIX) Futures	5	July-2016/Long	98,875	4,888
CBOE Volatility Index (VIX) Futures	15	August-2016/Long	301,125	8,515
S&P 500 E-Mini Futures	42	June-2016/Short	(4,324,110)	(152,284)

Subtotal — Equity Risk			$(4,474,385)	$(148,666)

Eurodollar Futures	80	March-2017/Long	19,816,000	10,121

Subtotal — Interest Rate Risk			$19,816,000	$10,121

Total Futures Contracts			$15,341,615	$(138,545)

S&P 500® Downside Hedged Portfolio

	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation
CBOE Volatility Index (VIX) Futures	209	May-2016/Long	$3,526,875	$87,364
CBOE Volatility Index (VIX) Futures	114	June-2016/Long	2,163,150	81,007
CBOE Volatility Index (VIX) Futures	20	August-2016/Long	401,500	20,953
CBOE Volatility Index (VIX) Futures	31	September-2016/Long	636,275	27,517
CBOE Volatility Index (VIX) Futures	31	October-2016/Long	644,025	25,967
CBOE Volatility Index (VIX) Futures	12	November-2016/Long	250,800	7,362
S&P 500 E-Mini Futures	418	June-2016/Long	43,035,190	432,958

Total Futures Contracts — Equity Risk			$50,657,815	$683,128

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Multi-Strategy Alternative Portfolio

Open Forward Foreign Currency Contracts
	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
Settlement Date		Deliver		Receive
5/20/2016	Morgan Stanley	CAD	998,068	USD	777,000	$796,797	$(19,797)
5/20/2016	Morgan Stanley	CHF	1,109,693	USD	1,153,300	1,158,747	(5,447)
5/20/2016	Morgan Stanley	SEK	7,729,544	USD	952,600	964,182	(11,582)
5/20/2016	Morgan Stanley	USD	760,100	AUD	982,383	749,070	(11,030)
5/20/2016	Morgan Stanley	USD	725,300	EUR	639,660	733,070	7,770
5/20/2016	Morgan Stanley	USD	146,100	GBP	102,329	149,910	3,810
5/20/2016	Morgan Stanley	USD	566,900	JPY	61,587,556	575,881	8,981
5/20/2016	Morgan Stanley	USD	192,200	NOK	1,577,413	195,876	3,676
5/20/2016	Morgan Stanley	USD	492,200	NZD	709,621	495,653	3,453

Total Forward Foreign Currency Contracts — Currency Risk							$(20,166)

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Pound Sterling

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” is intended to enhance disclosures about financial instruments and derivative investments that are subject to offsetting arrangements on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on each Fund’s financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative investments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2016.

Multi-Strategy Alternative Portfolio

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
Morgan Stanley	$27,690	$(27,690)	$—	$—	$—

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
Morgan Stanley	$47,856	$(27,690)	$—	$—	$20,166

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Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2015 as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate Fund	$—	$—	$—
Multi-Strategy Alternative Portfolio	335,179	473,169	808,348
S&P 500® Downside Hedged Portfolio	31,316,870	46,975,304	78,292,174

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended April 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate Fund	$44,002,175	$46,397,592
Multi-Strategy Alternative Portfolio	5,481,819	7,497,097
S&P 500® Downside Hedged Portfolio	589,499,977	629,875,675

For the six-month period ended April 30, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate Fund	$—	$25,264,122
Multi-Strategy Alternative Portfolio	—	2,129,534
S&P 500® Downside Hedged Portfolio	15,138,074	106,057,562

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Active U.S. Real Estate Fund	$1,344,326	$(827,811)	$516,515	$25,343,277
Multi-Strategy Alternative Portfolio	262,419	(359,986)	(97,567)	11,022,243
S&P 500® Downside Hedged Portfolio	23,639,198	(26,706,323)	(3,067,125)	296,584,459

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Multi-Strategy Alternative Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate Fund, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For Multi-Strategy Alternative Portfolio, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, and for S&P 500® Downside Hedged Portfolio, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

On February 18, 2016, mutual funds affiliated with the Funds’ Adviser sold in the secondary market 426,491 Shares of Active U.S. Real Estate Fund valued at $28,609,016.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, including acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

In addition to the fees and expenses which the PowerShares Multi-Strategy Alternative Portfolio and the PowerShares S&P 500® Downside Hedged Portfolio (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Active U.S. Real Estate Fund (PSR)
Actual	$1,000.00	$1,034.63	0.80%	$4.05
Hypothetical (5% return before expenses)	1,000.00	1,020.89	0.80	4.02
PowerShares Multi-Strategy Alternative Portfolio (LALT)
Actual	1,000.00	1,001.32	0.90	4.48
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90	4.52
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Actual	1,000.00	1,007.90	0.36	1.80
Hypothetical (5% return before expenses)	1,000.00	1,023.07	0.36	1.81

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 14, 2016, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the following agreements on behalf of PowerShares Active U.S. Real Estate Fund, PowerShares S&P 500® Downside Hedged Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio (each, a “Fund” and together, the “Funds”):

●	the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for each Fund; and

●	the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Trustees also reviewed information on the performance of PowerShares Active U.S. Real Estate Fund, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 20, 2008) periods ended December 31, 2015. Based on the information provided, the Board noted that the Fund underperformed its benchmark for the one-year, three-year, five-year and since-inception periods. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year, three-year and since-inception periods and in the 2nd quartile of its Lipper peer group for the five-year period.

The Trustees also reviewed information on the performance of PowerShares S&P 500® Downside Hedged Portfolio, its benchmark index (S&P 500 Dynamic VEQTOR Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 6, 2012) periods ended December 31, 2015. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period and ranked in the 4th quartile of its Lipper peer group for the one-year period and the 2nd quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees also reviewed information on the performance of PowerShares Multi-Strategy Alternative Portfolio, its benchmark index (Morgan Stanley Multi-Strategy Alternative Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (May 24, 2014) periods ended December 31, 2015. Based on the information provided, the Board noted that the Fund outperformed its benchmark for each period and ranked in the 4th quartile of its Lipper peer group for each period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Board did not review the performance of PowerShares Variable Investment Grade Portfolio because the Fund had not commenced operations as of April 14, 2016. In response to questions from the Independent Trustees, the Adviser provided supplemental explanations for the performance for PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares S&P 500 Downside Hedged Portfolio.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent and, for PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio, their Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Funds. They noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable. The Trustees also noted that the Adviser is responsible for overseeing each Fund’s operations and management, including trade execution.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds (except for PowerShares Multi-Strategy Alternative Portfolio) and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.80% for PowerShares Active U.S. Real Estate Fund, 0.39% for PowerShares S&P 500® Downside Hedged Portfolio, 0.95% for PowerShares Multi-Strategy Alternative Portfolio and 0.30% for PowerShares Variable Rate Investment Grade Portfolio, and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment objectives and strategies as the Funds. The Trustees noted that:

●	the net expense ratio of PowerShares Active U.S. Real Estate Fund was higher than the median net expense ratios of its ETF peer funds and its open-end index peer funds, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

●	the net expense ratio of PowerShares S&P 500® Downside Hedged Portfolio was lower than the median net expense ratios of its ETF peer funds, its open-end index peer funds and its open-end actively-managed peer funds;

●	the net expense ratio of PowerShares Multi-Strategy Alternative Portfolio was higher than the median net expense ratio of its ETF peer funds, but lower than the median net expense ratio of its open-end actively-managed peer funds; and

●	the net expense ratio of PowerShares Variable Rate Investment Grade Portfolio was higher than the median net expense ratio of its ETF peer funds and its open-end index funds, but lower than the median net expense ratio of its open-end actively-managed peer funds.

In response to questions from the Independent Trustees, the Adviser provided supplemental information comparing each of PowerShares Active US Real Estate Fund’s and PowerShares Multi-Strategy Alternative Portfolio’s advisory fee and total expenses to an alternative peer group that the Adviser believes is more comparable than the Lipper peer group. The Adviser stated that, after reviewing the results of the alternative peer group analysis for these Funds, it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares Variable Rate Investment Grade Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Variable Rate Investment Grade Portfolio because the Fund had not yet commenced operations as of April 14, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

32

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio at a meeting held on April 14, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Active U.S. Real Estate Fund’s, PowerShares Multi-Strategy Alternative Portfolio’s and PowerShares Variable Rate Investment Grade Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Advisers, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Active U.S. Real Estate Fund and PowerShares Multi-Strategy Alternative Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio. No single factor was determinative in the Board’s analysis.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website: www.invescopowershares.com.

©2016 Invesco PowerShares Capital Management LLC		P-PS-SAR-10
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the Registrant, has advised the Audit Committee of the Board of Trustees of the Registrant (the “Audit Committee”) that it identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients.

Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also own shares of one or more funds within the Invesco investment company complex may implicate the Loan Rule.

However, after evaluating the facts and circumstances related to its lending relationships, PwC informed the Audit Committee that (1) PwC’s ability to exercise objective and impartial judgment with respect to its audits of the Registrant’s financial statements was not, and will not be, impaired; (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion; and (3) PwC’s independence was not impaired and that it remained independent in conducting its audit of the Registrant’s financial statements. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders have no influence over the investment adviser to the Registrant, or the Registrant, and that the individuals at PwC who arranged the lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audit of the Registrant’s financial statements.

On June 20, 2016, the Staff of the Securities and Exchange Commission (the “SEC”) issued a “no-action” letter confirming that it would not recommend that the SEC commence enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter were substantially similar to the circumstances that called into question PwC’s independence under the Loan Rule with respect to the Registrant. PwC has confirmed that it meets the conditions of the no-action relief. The Adviser and the Registrant believe that the Registrant can rely on the relief granted in the no-action letter and continue to issue financial statements that are audited by PwC.

If, in the future, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the no-action letter, the Registrant will need to take other actions for the Registrant’s filings containing financial statements to be compliant with applicable securities laws.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics
Not required for semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 8, 2016

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	July 8, 2016